NON-CONTROLLING INTEREST (Details Narrative) - USD ($)	8 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 551,195	$ 485,102
Gear Therapeutics [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest from business combination	1,063,300
Noncontrolling interest accumulated losses	512,105
Noncontrolling interest	$ 551,195